Capital and reserves - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of reserves within equity [line items]
Equity	[1]	$ 100,404		$ 96,843	$ 98,387	$ 112,642
Rosneft
Disclosure of reserves within equity [line items]
Ownership percentage in associate		20.00%	18.50%
Cash flow hedges
Disclosure of reserves within equity [line items]
Equity		$ (760)		$ (1,156)	$ (825)	$ (898)
Cash flow hedges | Rosneft
Disclosure of reserves within equity [line items]
Equity		$ 651

[1]	See Note 30 for further information.